Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 22, 2017
Registrant Name	IndexIQ Active ETF Trust
Central Index Key	0001426439
Amendment Flag	false
Document Creation Date	Aug. 22, 2017
Document Effective Date	Aug. 22, 2017
Prospectus Date	Aug. 22, 2017
IQ MacKay Shields Municipal Insured ETF | IQ Municipal Insured ETF
Risk/Return:
Trading Symbol	MMIN
IQ MacKay Shields Municipal Short Duration ETF | IQ Municipal Short Duration ETF
Risk/Return:
Trading Symbol	MMSD
IQ MacKay Shields Municipal Intermediate ETF | IQ Municipal Intermediate ETF
Risk/Return:
Trading Symbol	MMIT